DERIVATIVES AND HEDGING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair value of the Companys outstanding derivative instruments
		December 31,
	Balance sheet	2025	2024

Derivatives designated as hedging instruments:
Foreign exchange forward contracts and other derivatives	''Prepaid expenses and other current assets''	$193	$114
	''Accumulated other comprehensive income''	$193	$114

Schedule of net amounts reclassified from accumulated other comprehensive loss to the operating expenses
	Gain (loss) recognized in Consolidated Statements of Comprehensive income (loss)		Gain (loss) recognized in Consolidated Statements of Income (loss)
	Year ended December 31,	Statement of Income (loss)	Year ended December 31,
	2025		2025	2024	2023
Derivatives designated as hedging instruments:
Foreign exchange options and forward contracts	$91	"Operating expenses"	$2,194	$250	$(1,233)

Derivatives not designated as hedging instruments:
Foreign exchange options and forward contracts	-	"Financial income, net"	(71)	30	(140)

Total	$91		$2,123	$280	$(1,373)